UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Series Large Cap Stock Fund Fidelity® Series Large Cap Stock Fund : FGLGX

This semi-annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$24,355,496,025
Number of Holdings	181
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.1
Industrials	18.3
Financials	15.1
Communication Services	10.6
Health Care	10.5
Energy	8.2
Consumer Staples	4.6
Consumer Discretionary	3.5
Materials	2.0
Utilities	1.0
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Canada - 2.0
Zambia - 1.3
Belgium - 1.2
United Kingdom - 1.2
Germany - 0.8
Taiwan - 0.7
Netherlands - 0.7
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.5
Microsoft Corp	6.1
Wells Fargo & Co	5.6
Boeing Co	5.0
GE Aerospace	4.5
GE Vernova Inc	4.0
Exxon Mobil Corp	3.7
Alphabet Inc Class A	3.4
Bank of America Corp	2.9
Alphabet Inc Class C	2.9
45.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915162.101    2457-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mega Cap Stock Fund Fidelity® Mega Cap Stock Fund : FGRTX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 31	0.58%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Industrials	15.6
Financials	13.2
Communication Services	11.1
Energy	8.1
Health Care	8.1
Consumer Staples	5.0
Consumer Discretionary	4.1
Materials	0.9
Utilities	0.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.4
United Kingdom - 1.2
Taiwan - 1.1
Zambia - 0.8
Belgium - 0.7
Germany - 0.6
Netherlands - 0.5
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.5
Boeing Co	5.1
Wells Fargo & Co	4.8
GE Aerospace	4.1
GE Vernova Inc	3.8
Alphabet Inc Class A	3.8
Exxon Mobil Corp	3.6
Apple Inc	3.4
Alphabet Inc Class C	3.2
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915160.101    361-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class Z : FZALX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.47%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Industrials	15.6
Financials	13.2
Communication Services	11.1
Energy	8.1
Health Care	8.1
Consumer Staples	5.0
Consumer Discretionary	4.1
Materials	0.9
Utilities	0.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.4
United Kingdom - 1.2
Taiwan - 1.1
Zambia - 0.8
Belgium - 0.7
Germany - 0.6
Netherlands - 0.5
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.5
Boeing Co	5.1
Wells Fargo & Co	4.8
GE Aerospace	4.1
GE Vernova Inc	3.8
Alphabet Inc Class A	3.8
Exxon Mobil Corp	3.6
Apple Inc	3.4
Alphabet Inc Class C	3.2
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915159.101    2537-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class M : FTGRX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.11%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Industrials	15.6
Financials	13.2
Communication Services	11.1
Energy	8.1
Health Care	8.1
Consumer Staples	5.0
Consumer Discretionary	4.1
Materials	0.9
Utilities	0.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.4
United Kingdom - 1.2
Taiwan - 1.1
Zambia - 0.8
Belgium - 0.7
Germany - 0.6
Netherlands - 0.5
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.5
Boeing Co	5.1
Wells Fargo & Co	4.8
GE Aerospace	4.1
GE Vernova Inc	3.8
Alphabet Inc Class A	3.8
Exxon Mobil Corp	3.6
Apple Inc	3.4
Alphabet Inc Class C	3.2
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915157.101    2037-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class I : FTRIX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.59%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Industrials	15.6
Financials	13.2
Communication Services	11.1
Energy	8.1
Health Care	8.1
Consumer Staples	5.0
Consumer Discretionary	4.1
Materials	0.9
Utilities	0.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.4
United Kingdom - 1.2
Taiwan - 1.1
Zambia - 0.8
Belgium - 0.7
Germany - 0.6
Netherlands - 0.5
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.5
Boeing Co	5.1
Wells Fargo & Co	4.8
GE Aerospace	4.1
GE Vernova Inc	3.8
Alphabet Inc Class A	3.8
Exxon Mobil Corp	3.6
Apple Inc	3.4
Alphabet Inc Class C	3.2
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915158.101    2038-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class C : FGRCX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.63%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Industrials	15.6
Financials	13.2
Communication Services	11.1
Energy	8.1
Health Care	8.1
Consumer Staples	5.0
Consumer Discretionary	4.1
Materials	0.9
Utilities	0.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.4
United Kingdom - 1.2
Taiwan - 1.1
Zambia - 0.8
Belgium - 0.7
Germany - 0.6
Netherlands - 0.5
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.5
Boeing Co	5.1
Wells Fargo & Co	4.8
GE Aerospace	4.1
GE Vernova Inc	3.8
Alphabet Inc Class A	3.8
Exxon Mobil Corp	3.6
Apple Inc	3.4
Alphabet Inc Class C	3.2
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915156.101    2036-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mega Cap Stock Fund Fidelity Advisor® Mega Cap Stock Fund Class A : FGTAX

This semi-annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.86%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$5,766,775,973
Number of Holdings	116
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.1
Industrials	15.6
Financials	13.2
Communication Services	11.1
Energy	8.1
Health Care	8.1
Consumer Staples	5.0
Consumer Discretionary	4.1
Materials	0.9
Utilities	0.7
Real Estate	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.2
Short-Term Investments and Net Other Assets (Liabilities) - 6.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 1.4
United Kingdom - 1.2
Taiwan - 1.1
Zambia - 0.8
Belgium - 0.7
Germany - 0.6
Netherlands - 0.5
France - 0.4
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.3
Microsoft Corp	6.5
Boeing Co	5.1
Wells Fargo & Co	4.8
GE Aerospace	4.1
GE Vernova Inc	3.8
Alphabet Inc Class A	3.8
Exxon Mobil Corp	3.6
Apple Inc	3.4
Alphabet Inc Class C	3.2
46.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915155.101    2034-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund : FDSVX

This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 25	0.47%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,416,410,117
Number of Holdings	144
Portfolio Turnover	78%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.8
Communication Services	13.5
Consumer Discretionary	11.3
Financials	8.2
Health Care	8.1
Industrials	7.4
Materials	2.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.8
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.9
Canada - 1.7
China - 1.0
Korea (South) - 1.0
Belgium - 0.9
Netherlands - 0.4
Germany - 0.4
Brazil - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.5
Microsoft Corp	10.0
Alphabet Inc Class A	6.6
Apple Inc	5.4
Amazon.com Inc	5.2
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.1
Mastercard Inc Class A	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Eli Lilly & Co	2.6
58.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915154.101    339-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Growth Discovery Fund Fidelity® Growth Discovery Fund Class K : FGDKX

This semi-annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.40%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,416,410,117
Number of Holdings	144
Portfolio Turnover	78%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.8
Communication Services	13.5
Consumer Discretionary	11.3
Financials	8.2
Health Care	8.1
Industrials	7.4
Materials	2.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Preferred Stocks - 0.8
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.9
Canada - 1.7
China - 1.0
Korea (South) - 1.0
Belgium - 0.9
Netherlands - 0.4
Germany - 0.4
Brazil - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.5
Microsoft Corp	10.0
Alphabet Inc Class A	6.6
Apple Inc	5.4
Amazon.com Inc	5.2
Broadcom Inc	4.8
Meta Platforms Inc Class A	4.1
Mastercard Inc Class A	3.6
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.9
Eli Lilly & Co	2.6
58.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915153.101    2091-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Fund Fidelity® Fund : FFIDX

This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 23	0.42%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$9,113,136,791
Number of Holdings	88
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	16.9
Financials	16.0
Consumer Discretionary	12.6
Health Care	11.0
Industrials	8.3
Consumer Staples	4.9
Energy	2.8
Materials	0.9
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 1.0
Belgium - 0.4
United Kingdom - 0.4
Netherlands - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Alphabet Inc Class A	9.2
Microsoft Corp	7.3
Amazon.com Inc	5.6
Meta Platforms Inc Class A	5.0
Apple Inc	4.2
Bank of America Corp	3.3
Mastercard Inc Class A	3.2
Wells Fargo & Co	3.1
Coca-Cola Co/The	2.9
53.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915151.101    3-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Fund Fidelity® Fund Class K : FFDKX

This semi-annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.34%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$9,113,136,791
Number of Holdings	88
Portfolio Turnover	53%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.8
Communication Services	16.9
Financials	16.0
Consumer Discretionary	12.6
Health Care	11.0
Industrials	8.3
Consumer Staples	4.9
Energy	2.8
Materials	0.9
Utilities	0.7
Real Estate	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.3
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.9
Canada - 1.0
Belgium - 0.4
United Kingdom - 0.4
Netherlands - 0.3

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Alphabet Inc Class A	9.2
Microsoft Corp	7.3
Amazon.com Inc	5.6
Meta Platforms Inc Class A	5.0
Apple Inc	4.2
Bank of America Corp	3.3
Mastercard Inc Class A	3.2
Wells Fargo & Co	3.1
Coca-Cola Co/The	2.9
53.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915150.101    2088-TSRS-0226

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Large Cap Stock Fund

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Large Cap Stock Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	6,090,843	25,079,348
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	1,076,100	301,741,368
CANADA - 2.0%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Athabasca Oil Corp (c)	7,492,000	38,372,926
Imperial Oil Ltd (b)	3,917,400	338,439,614
TOTAL ENERGY		376,812,540
Industrials - 0.4%
Aerospace & Defense - 0.4%
Bombardier Inc Class B (c)	596,500	101,477,360
TOTAL CANADA		478,289,900
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR (b)	1,272,600	64,749,888
FRANCE - 0.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	415,400	35,685,818
Industrials - 0.3%
Aerospace & Defense - 0.3%
Airbus SE	305,900	71,037,318
TOTAL FRANCE		106,723,136
GERMANY - 0.8%
Information Technology - 0.8%
Software - 0.8%
SAP SE ADR	754,246	183,213,896
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (b)	3,000,200	19,526,075
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SK Hynix Inc	21,150	9,573,853
NETHERLANDS - 0.7%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	1,970,081	51,359,690
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	24,200	20,350,990
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	42,900	45,896,994
BE Semiconductor Industries NV	294,212	46,245,125
TOTAL INFORMATION TECHNOLOGY		92,142,119
TOTAL NETHERLANDS		163,852,799
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (e)(f)	915,000	29,464,522
SWEDEN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Atlas Copco AB A Shares	1,579,300	28,115,612
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	587,700	178,596,153
UNITED KINGDOM - 1.2%
Consumer Staples - 0.9%
Beverages - 0.2%
Diageo PLC ADR (b)	443,100	38,226,237
Tobacco - 0.7%
British American Tobacco PLC ADR	2,720,600	154,040,372
TOTAL CONSUMER STAPLES		192,266,609
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	219,700	9,633,589
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	5,217,500	80,692,357
TOTAL UNITED KINGDOM		282,592,555
UNITED STATES - 89.2%
Communication Services - 10.3%
Entertainment - 0.3%
Walt Disney Co/The	784,393	89,240,392
Interactive Media & Services - 9.1%
Alphabet Inc Class A	2,614,325	818,283,725
Alphabet Inc Class C	2,225,160	698,255,208
Meta Platforms Inc Class A	1,045,900	690,388,131
		2,206,927,064
Media - 0.9%
Comcast Corp Class A	7,024,142	209,951,604
TOTAL COMMUNICATION SERVICES		2,506,119,060
Consumer Discretionary - 3.5%
Broadline Retail - 1.2%
Amazon.com Inc (c)	1,208,300	278,899,806
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	6,837	36,614,391
Cava Group Inc (b)(c)	245,700	14,420,133
Chipotle Mexican Grill Inc (c)	328,500	12,154,500
Marriott International Inc/MD Class A1	150,400	46,660,096
Starbucks Corp	593,400	49,970,214
Wingstop Inc	55,837	13,316,566
		173,135,900
Household Durables - 0.7%
Somnigroup International Inc	1,492,300	133,232,544
Whirlpool Corp (b)	360,363	25,996,587
		159,229,131
Specialty Retail - 0.8%
Home Depot Inc/The	84,800	29,179,680
Lowe's Cos Inc	657,207	158,492,040
RH (c)	101,593	18,200,386
		205,872,106
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	19,900	4,135,419
NIKE Inc Class B	436,000	27,777,560
		31,912,979
TOTAL CONSUMER DISCRETIONARY		849,049,922
Consumer Staples - 3.5%
Beverages - 1.4%
Brown-Forman Corp Class B	1,514,986	39,480,535
Coca-Cola Co/The	2,270,095	158,702,342
Keurig Dr Pepper Inc	5,324,600	149,142,046
		347,324,923
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co (c)	304,600	27,389,632
Sprouts Farmers Market Inc (c)	343,408	27,359,315
Sysco Corp	487,700	35,938,613
Target Corp	707,900	69,197,225
US Foods Holding Corp (c)	403,000	30,353,960
		190,238,745
Food Products - 0.0%
Lamb Weston Holdings Inc	1,891	79,214
Mondelez International Inc	131,300	7,067,879
		7,147,093
Household Products - 0.0%
Procter & Gamble Co/The	96,100	13,772,091
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	516,400	54,077,408
Kenvue Inc	7,943,411	137,023,840
		191,101,248
Tobacco - 0.5%
Philip Morris International Inc	702,300	112,648,920
TOTAL CONSUMER STAPLES		862,233,020
Energy - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp	462,300	70,459,143
ConocoPhillips	790,300	73,979,983
Exxon Mobil Corp	7,574,101	911,467,314
Murphy Oil Corp	1,239,000	38,718,750
Shell PLC ADR	6,567,700	482,594,596
TOTAL ENERGY		1,577,219,786
Financials - 15.1%
Banks - 10.3%
Bank of America Corp	12,704,694	698,758,170
M&T Bank Corp	501,520	101,046,250
PNC Financial Services Group Inc/The	1,168,721	243,947,134
Truist Financial Corp	1,294,600	63,707,266
US Bancorp	689,519	36,792,734
Wells Fargo & Co	14,593,889	1,360,150,455
		2,504,402,009
Capital Markets - 1.8%
Blue Owl Capital Inc Class A	3,782,900	56,516,526
Charles Schwab Corp/The	437,200	43,680,652
KKR & Co Inc Class A	1,512,951	192,870,993
Moody's Corp	34,000	17,368,900
MSCI Inc	5,500	3,155,515
Northern Trust Corp	828,851	113,212,758
Raymond James Financial Inc	106,903	17,167,553
		443,972,897
Financial Services - 2.3%
Apollo Global Management Inc	318,100	46,048,156
Corpay Inc (c)	69,600	20,944,728
Global Payments Inc	126,400	9,783,360
Mastercard Inc Class A	147,489	84,198,520
PayPal Holdings Inc	373,900	21,828,282
Visa Inc Class A	1,058,693	371,294,222
		554,097,268
Insurance - 0.7%
Arthur J Gallagher & Co	222,200	57,503,138
Brown & Brown Inc	1,065,800	84,944,260
Chubb Ltd	89,997	28,089,864
		170,537,262
TOTAL FINANCIALS		3,673,009,436
Health Care - 8.8%
Biotechnology - 0.5%
Alnylam Pharmaceuticals Inc (c)	158,850	63,166,703
Biogen Inc (c)	72,400	12,741,676
Gilead Sciences Inc	140,800	17,281,792
Nuvalent Inc Class A (c)	22,300	2,243,156
Vaxcyte Inc (c)	432,100	19,937,094
		115,370,421
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	175,300	21,963,337
Alcon AG (United States)	564,800	44,511,888
Baxter International Inc	5,249,500	100,317,945
Becton Dickinson & Co	144,706	28,083,093
Boston Scientific Corp (c)	2,229,695	212,601,419
Masimo Corp (c)	262,700	34,166,762
Medline Inc Class A	228,500	9,597,000
Solventum Corp (c)	178,118	14,114,070
		465,355,514
Health Care Providers & Services - 2.8%
Cardinal Health Inc	245,058	50,359,419
Cigna Group/The	506,511	139,407,023
Humana Inc	351,200	89,952,856
McKesson Corp	110,821	90,905,358
Molina Healthcare Inc (c)	125,800	21,831,332
UnitedHealth Group Inc	814,881	269,000,367
		661,456,355
Life Sciences Tools & Services - 1.0%
Bruker Corp	1,833,300	86,366,763
Danaher Corp	312,200	71,468,824
Thermo Fisher Scientific Inc	160,200	92,827,890
		250,663,477
Pharmaceuticals - 2.6%
Eli Lilly & Co (d)	106,200	114,131,016
GSK PLC ADR	4,653,928	228,228,629
Haleon PLC ADR	14,872,736	150,363,361
Johnson & Johnson	486,077	100,593,635
Merck & Co Inc	482,400	50,777,424
		644,094,065
TOTAL HEALTH CARE		2,136,939,832
Industrials - 17.2%
Aerospace & Defense - 10.2%
Boeing Co (c)	5,552,186	1,205,490,624
GE Aerospace	3,576,006	1,101,517,128
General Dynamics Corp	210,660	70,920,796
Howmet Aerospace Inc	127,300	26,099,046
Huntington Ingalls Industries Inc	215,150	73,166,061
RTX Corp	13,600	2,494,240
Textron Inc	68,368	5,959,639
		2,485,647,534
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	2,512,256	249,190,673
Building Products - 0.2%
A O Smith Corp	644,300	43,090,784
AAON Inc	38,065	2,902,456
Trex Co Inc (c)	253,000	8,875,240
		54,868,480
Commercial Services & Supplies - 0.0%
Veralto Corp	101,866	10,164,189
Electrical Equipment - 4.5%
Emerson Electric Co	101,700	13,497,623
GE Vernova Inc (d)	1,478,159	966,080,378
Hubbell Inc	56,014	24,876,378
Vertiv Holdings Co Class A	535,696	86,788,109
		1,091,242,488
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	784,015	40,988,304
Machinery - 1.0%
Allison Transmission Holdings Inc	228,800	22,399,520
Cummins Inc	81,600	41,652,720
Deere & Co	69,400	32,310,558
Donaldson Co Inc	253,600	22,484,176
Nordson Corp	73,300	17,623,519
Otis Worldwide Corp	288,484	25,199,077
Stanley Black & Decker Inc	120,500	8,950,740
Westinghouse Air Brake Technologies Corp	367,219	78,382,896
		249,003,206
Trading Companies & Distributors - 0.1%
Watsco Inc	52,900	17,824,655
TOTAL INDUSTRIALS		4,198,929,529
Information Technology - 22.2%
IT Services - 0.0%
Gartner Inc (c)	19,500	4,919,460
Semiconductors & Semiconductor Equipment - 12.3%
Applied Materials Inc	214,302	55,073,471
Broadcom Inc	1,756,600	607,959,260
First Solar Inc (c)	53,200	13,897,436
Lam Research Corp	551,300	94,371,534
Marvell Technology Inc	1,504,385	127,842,637
Micron Technology Inc	843,600	240,771,876
NVIDIA Corp	9,802,700	1,828,203,551
Teradyne Inc	113,800	22,027,128
		2,990,146,893
Software - 7.1%
Adobe Inc (c)	292,600	102,407,074
Autodesk Inc (c)	211,728	62,673,605
Intuit Inc	57,000	37,757,940
Microsoft Corp	3,058,805	1,479,299,274
Synopsys Inc (c)	77,800	36,544,216
		1,718,682,109
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc	2,356,614	640,669,082
Seagate Technology Holdings PLC	42,800	11,786,692
Western Digital Corp	186,300	32,093,901
		684,549,675
TOTAL INFORMATION TECHNOLOGY		5,398,298,137
Materials - 0.7%
Chemicals - 0.5%
Air Products and Chemicals Inc	113,300	27,987,366
Dow Inc	298,900	6,988,282
LyondellBasell Industries NV Class A1	270,700	11,721,310
Mosaic Co/The	2,503,400	60,306,906
Sherwin-Williams Co/The	13,100	4,244,793
		111,248,657
Construction Materials - 0.2%
James Hardie Industries PLC (c)	2,513,900	52,163,425
TOTAL MATERIALS		163,412,082
Real Estate - 0.4%
Industrial REITs - 0.0%
Terreno Realty Corp	254,600	14,947,565
Real Estate Management & Development - 0.1%
Compass Inc Class A (c)	3,363,831	35,555,694
Residential REITs - 0.1%
Sun Communities Inc	159,100	19,714,081
Specialized REITs - 0.2%
American Tower Corp	275,781	48,418,870
Equinix Inc	4,422	3,387,960
		51,806,830
TOTAL REAL ESTATE		122,024,170
Utilities - 1.0%
Electric Utilities - 0.9%
Duke Energy Corp	71,400	8,368,794
Edison International	241,300	14,482,826
Entergy Corp	221,400	20,464,002
PG&E Corp	491,300	7,895,191
Southern Co/The	1,812,300	158,032,560
		209,243,373
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	116,600	18,811,078
Multi-Utilities - 0.1%
Sempra	243,100	21,463,299
TOTAL UTILITIES		249,517,750
TOTAL UNITED STATES		21,736,752,724
ZAMBIA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
First Quantum Minerals Ltd (c)	11,605,103	311,149,168
TOTAL COMMON STOCKS (Cost $11,684,364,667)		23,919,420,997

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A (Cost $21,978,529)	87,200	31,669,295

U.S. Treasury Obligations - 0.2%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $49,634,165)	3.67	49,917,000	49,643,317

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	509,569,083	509,670,996
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	170,091,793	170,108,803
TOTAL MONEY MARKET FUNDS (Cost $679,782,267)			679,779,799

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $12,435,759,628)	24,680,513,408
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(325,017,383)
NET ASSETS - 100.0%	24,355,496,025

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	195	20,956,260	1,130.00	2/2026	(670,313)
GE Vernova Inc	Chicago Board Options Exchange	729	47,645,253	700.00	2/2026	(1,888,110)
GE Vernova Inc	Chicago Board Options Exchange	730	47,710,610	740.00	2/2026	(1,109,600)
GE Vernova Inc	Chicago Board Options Exchange	730	47,710,610	750.00	2/2026	(974,550)
GE Vernova Inc	Chicago Board Options Exchange	728	47,579,896	850.00	2/2026	(311,220)

						(4,953,793)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	1,000	65,357,000	480.00	2/2026	(180,000)

						(180,000)
TOTAL WRITTEN OPTIONS						(5,133,793)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $216,746,272.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $29,464,522 or 0.1% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,464,522 or 0.1% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	529,076,106	1,927,387,600	1,946,813,279	11,408,569	23,037	(2,468)	509,670,996	509,569,083	0.9%
Fidelity Securities Lending Cash Central Fund	126,479,306	761,877,132	718,245,194	460,723	(2,441)	-	170,108,803	170,091,793	0.6%
Total	655,555,412	2,689,264,732	2,665,058,473	11,869,292	20,596	(2,468)	679,779,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,586,943,272	2,506,119,060	80,824,212	-
Consumer Discretionary	849,049,922	849,049,922	-	-
Consumer Staples	1,109,711,522	1,109,711,522	-	-
Energy	1,979,111,674	1,979,111,674	-	-
Financials	3,682,643,025	3,673,009,436	9,633,589	-
Health Care	2,523,782,078	2,523,782,078	-	-
Industrials	4,480,252,176	4,300,406,889	179,845,287	-
Information Technology	5,861,824,158	5,852,250,305	9,573,853	-
Materials	474,561,250	474,561,250	-	-
Real Estate	122,024,170	122,024,170	-	-
Utilities	249,517,750	249,517,750	-	-

Convertible Preferred Stocks
Health Care	31,669,295	-	31,669,295	-

U.S. Treasury Obligations	49,643,317	-	49,643,317	-

Money Market Funds	679,779,799	679,779,799	-	-
Total Investments in Securities:	24,680,513,408	24,319,323,855	361,189,553	-
Derivative Instruments:

Liabilities
Written Options	(5,133,793)	(5,133,793)	-	-
Total Liabilities	(5,133,793)	(5,133,793)	-	-
Total Derivative Instruments:	(5,133,793)	(5,133,793)	-	-

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	5,024,805	5,024,805	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(5,133,793)
Total Equity Risk	-	(5,133,793)
Total Value of Derivatives	-	(5,133,793)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $173,212,461) - See accompanying schedule:
Unaffiliated issuers (cost $11,755,977,361)	$24,000,733,609
Fidelity Central Funds (cost $679,782,267)	679,779,799

Total Investment in Securities (cost $12,435,759,628)		$24,680,513,408
Cash		1,094,293
Foreign currency held at value (cost $4,442)		4,436
Receivable for investments sold		31,906,388
Unrealized appreciation on unfunded commitments		5,024,805
Receivable for fund shares sold		5,362,926
Dividends receivable		18,564,886
Distributions receivable from Fidelity Central Funds		1,760,791
Other receivables		393,867
Total assets		24,744,625,800
Liabilities
Payable for investments purchased	$1,187,732
Payable for fund shares redeemed	212,289,212
Written options, at value (premium received $7,987,234)	5,133,793
Other payables and accrued expenses	424,605
Collateral on securities loaned	170,094,433
Total liabilities		389,129,775
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$24,355,496,025
Net Assets consist of:
Paid in capital		$11,763,852,547
Total accumulated earnings (loss)		12,591,643,478
Net Assets		$24,355,496,025
Net Asset Value, offering price and redemption price per share ($24,355,496,025 ÷ 912,115,270 shares)		$26.70
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$151,976,957
Interest		169,779
Income from Fidelity Central Funds (including $460,723 from security lending)		11,869,292
Total income		164,016,028
Expenses
Custodian fees and expenses	$89,472
Independent trustees' fees and expenses	45,997
Total expenses before reductions	135,469
Expense reductions	(71,795)
Total expenses after reductions		63,674
Net Investment income (loss)		163,952,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,261,634,027
Fidelity Central Funds	20,596
Foreign currency transactions	(113,058)
Written options	15,522,173
Total net realized gain (loss)		1,277,063,738
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,550,806,665
Fidelity Central Funds	(2,468)
Unfunded commitments	5,024,805
Assets and liabilities in foreign currencies	(8,490)
Written options	1,310,190
Total change in net unrealized appreciation (depreciation)		1,557,130,702
Net gain (loss)		2,834,194,440
Net increase (decrease) in net assets resulting from operations		$2,998,146,794
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$163,952,354	$302,918,717
Net realized gain (loss)	1,277,063,738	1,562,888,094
Change in net unrealized appreciation (depreciation)	1,557,130,702	2,290,439,332
Net increase (decrease) in net assets resulting from operations	2,998,146,794	4,156,246,143
Distributions to shareholders	(2,245,087,816)	(1,506,107,434)

Share transactions
Proceeds from sales of shares	1,579,102,576	3,650,707,884
Reinvestment of distributions	2,245,087,816	1,506,107,434
Cost of shares redeemed	(1,841,642,484)	(4,850,928,137)

Net increase (decrease) in net assets resulting from share transactions	1,982,547,908	305,887,181
Total increase (decrease) in net assets	2,735,606,886	2,956,025,890

Net Assets
Beginning of period	21,619,889,139	18,663,863,249
End of period	$24,355,496,025	$21,619,889,139

Other Information
Shares
Sold	59,666,101	157,593,314
Issued in reinvestment of distributions	86,628,827	68,243,065
Redeemed	(69,161,387)	(204,590,685)
Net increase (decrease)	77,133,541	21,245,694

Financial Highlights
Fidelity® Series Large Cap Stock Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.89	$22.94	$18.90	$16.37	$19.80	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.19	.35	.35	.34	.34 C	.34
Net realized and unrealized gain (loss)	3.25	4.43	4.72	3.27	(2.02)	6.27
Total from investment operations	3.44	4.78	5.07	3.61	(1.68)	6.61
Distributions from net investment income	(.37)	(.36)	(.36)	(.33)	(.47)	(.37)
Distributions from net realized gain	(2.25)	(1.47)	(.68)	(.76)	(1.28)	(.52)
Total distributions	(2.63) D	(1.83)	(1.03) D	(1.08) D	(1.75)	(.88) D
Net asset value, end of period	$26.70	$25.89	$22.94	$18.90	$16.37	$19.80
Total Return E,F	13.85%	22.41%	28.11%	23.03%	(9.44)%	49.05%
Ratios to Average Net Assets B,G,H
Expenses before reductions I	-% J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any I	- % J	-%	-%	-%	-%	-%
Expenses net of all reductions, if any I	-% J	-%	-%	-%	-%	-%
Net investment income (loss)	1.41% J	1.52%	1.73%	1.98%	1.84% C	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$24,355,496	$21,619,889	$18,663,863	$15,147,344	$12,798,487	$14,792,790
Portfolio turnover rate K	20 % J	17%	18%	12%	17%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.24%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Series Large Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain corporate actions, and losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,642,072,880
Gross unrealized depreciation	(411,297,230)
Net unrealized appreciation (depreciation)	$12,230,775,650
Tax cost	$12,452,591,199

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Large Cap Stock Fund	CompoSecure, Inc. Class A	119,178,073	5,024,805
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Stock Fund	2,289,681,121	2,595,847,197
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Large Cap Stock Fund	$393,867

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Large Cap Stock Fund	30,936

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Large Cap Stock Fund	178,794,591	118,198,006	64,669,349
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Stock Fund	49,776	2,151	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Large Cap Stock Fund	10,736,299
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $71,795.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.951032.113
MHT-SANN-0226
Fidelity® Mega Cap Stock Fund

Semi-Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mega Cap Stock Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Ltd	1,760,455	7,248,760
BELGIUM - 0.7%
Health Care - 0.7%
Pharmaceuticals - 0.7%
UCB SA	139,500	39,116,180
CANADA - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Imperial Oil Ltd (b)	924,805	79,897,546
DENMARK - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR	424,110	21,578,717
FRANCE - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	111,400	25,869,752
GERMANY - 0.6%
Information Technology - 0.6%
Software - 0.6%
SAP SE ADR	134,500	32,671,395
NETHERLANDS - 0.5%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	398,599	10,391,411
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	17,436	18,654,079
TOTAL NETHERLANDS		29,045,490
SWEDEN - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Atlas Copco AB A Shares	889,300	15,831,833
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	208,500	63,361,065
UNITED KINGDOM - 1.2%
Consumer Staples - 1.2%
Beverages - 0.3%
Diageo PLC	929,662	20,032,277
Tobacco - 0.9%
British American Tobacco PLC ADR	851,500	48,211,930
TOTAL UNITED KINGDOM		68,244,207
UNITED STATES - 85.8%
Communication Services - 10.9%
Entertainment - 0.3%
Walt Disney Co/The	174,899	19,898,259
Interactive Media & Services - 10.0%
Alphabet Inc Class A	688,000	215,344,001
Alphabet Inc Class C	595,310	186,808,278
Meta Platforms Inc Class A	261,400	172,547,526
		574,699,805
Media - 0.6%
Comcast Corp Class A	1,231,797	36,818,412
TOTAL COMMUNICATION SERVICES		631,416,476
Consumer Discretionary - 4.1%
Broadline Retail - 2.1%
Amazon.com Inc (c)	525,900	121,388,238
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	2,038	10,914,163
Chipotle Mexican Grill Inc (c)	257,200	9,516,400
Marriott International Inc/MD Class A1	19,000	5,894,560
Starbucks Corp	166,700	14,037,807
		40,362,930
Specialty Retail - 1.1%
Home Depot Inc/The	75,900	26,117,190
Lowe's Cos Inc	145,311	35,043,201
		61,160,391
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica Inc (c)	7,200	1,496,231
NIKE Inc Class B	204,500	13,028,695
		14,524,926
TOTAL CONSUMER DISCRETIONARY		237,436,485
Consumer Staples - 3.8%
Beverages - 1.5%
Coca-Cola Co/The	501,000	35,024,910
Keurig Dr Pepper Inc	1,473,700	41,278,337
Monster Beverage Corp (c)	32,100	2,461,107
PepsiCo Inc	19,100	2,741,232
		81,505,586
Consumer Staples Distribution & Retail - 0.4%
Target Corp	224,610	21,955,628
Food Products - 0.1%
Mondelez International Inc	157,800	8,494,374
Household Products - 0.2%
Procter & Gamble Co/The	97,120	13,918,267
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	162,900	17,058,888
Kenvue Inc	2,123,457	36,629,633
		53,688,521
Tobacco - 0.6%
Philip Morris International Inc	233,000	37,373,200
TOTAL CONSUMER STAPLES		216,935,576
Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp	154,800	23,593,068
ConocoPhillips	387,905	36,311,787
Exxon Mobil Corp	1,688,109	203,147,037
Shell PLC	6,968	256,786
Shell PLC ADR	1,658,313	121,852,840
TOTAL ENERGY		385,161,518
Financials - 13.2%
Banks - 9.6%
Bank of America Corp	2,931,674	161,242,070
JPMorgan Chase & Co	151,330	48,761,553
PNC Financial Services Group Inc/The	182,131	38,016,204
Truist Financial Corp	456,500	22,464,365
US Bancorp	158,112	8,436,856
Wells Fargo & Co	2,970,676	276,867,003
		555,788,051
Capital Markets - 0.6%
Charles Schwab Corp/The	165,200	16,505,132
CME Group Inc Class A	9,200	2,512,336
KKR & Co Inc Class A	141,214	18,001,961
		37,019,429
Consumer Finance - 0.1%
American Express Co	13,500	4,994,325
Financial Services - 2.2%
Apollo Global Management Inc	219,200	31,731,392
Fiserv Inc (c)	26,600	1,786,722
Mastercard Inc Class A	38,052	21,723,126
PayPal Holdings Inc	60,000	3,502,800
Visa Inc Class A	193,788	67,963,389
		126,707,429
Insurance - 0.7%
Arthur J Gallagher & Co	102,900	26,629,491
Marsh & McLennan Cos Inc	65,100	12,077,352
		38,706,843
TOTAL FINANCIALS		763,216,077
Health Care - 7.0%
Biotechnology - 0.0%
Gilead Sciences Inc	19,700	2,417,977
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	119,400	14,959,626
Alcon AG (United States) (b)	216,000	17,022,960
Boston Scientific Corp (c)	404,517	38,570,696
		70,553,282
Health Care Providers & Services - 2.1%
Cigna Group/The	79,362	21,842,803
Humana Inc	54,700	14,010,311
UnitedHealth Group Inc	246,203	81,274,073
		117,127,187
Life Sciences Tools & Services - 1.0%
Danaher Corp	148,210	33,928,233
Thermo Fisher Scientific Inc	44,400	25,727,580
		59,655,813
Pharmaceuticals - 2.7%
Eli Lilly & Co (d)	28,300	30,413,444
GSK PLC ADR	1,048,266	51,406,965
Haleon PLC ADR	2,822,833	28,538,842
Johnson & Johnson	101,314	20,966,932
Merck & Co Inc	196,500	20,683,590
		152,009,773
TOTAL HEALTH CARE		401,764,032
Industrials - 14.9%
Aerospace & Defense - 9.4%
Boeing Co (c)	1,319,570	286,505,038
GE Aerospace	771,384	237,609,414
General Dynamics Corp	17,300	5,824,218
RTX Corp	33,500	6,143,900
		536,082,570
Air Freight & Logistics - 1.1%
United Parcel Service Inc Class B	651,979	64,669,797
Electrical Equipment - 3.9%
Emerson Electric Co	55,000	7,299,600
GE Vernova Inc (d)	334,918	218,892,357
		226,191,957
Industrial Conglomerates - 0.0%
Honeywell International Inc	8,600	1,677,774
Machinery - 0.5%
Caterpillar Inc	40,200	23,029,374
Deere & Co	17,080	7,951,936
		30,981,310
TOTAL INDUSTRIALS		859,603,408
Information Technology - 24.1%
IT Services - 0.1%
Accenture PLC Class A	11,900	3,192,770
Kyndryl Holdings Inc (c)	220	5,843
		3,198,613
Semiconductors & Semiconductor Equipment - 13.1%
Applied Materials Inc	78,674	20,218,431
Broadcom Inc	396,605	137,264,991
Lam Research Corp	189,200	32,387,256
Marvell Technology Inc	230,465	19,584,916
Micron Technology Inc	237,700	67,841,957
NVIDIA Corp	2,551,750	475,901,375
		753,198,926
Software - 7.5%
Adobe Inc (c)	63,700	22,294,363
Autodesk Inc (c)	29,100	8,613,891
Intuit Inc	8,200	5,431,844
Microsoft Corp	780,376	377,405,441
Oracle Corp	36,000	7,016,760
Salesforce Inc	17,300	4,582,943
Synopsys Inc (c)	18,500	8,689,820
		434,035,062
Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc	731,422	198,844,385
TOTAL INFORMATION TECHNOLOGY		1,389,276,986
Materials - 0.1%
Chemicals - 0.1%
Air Products and Chemicals Inc	14,600	3,606,492
Linde PLC	6,700	2,856,813
Solstice Advanced Materials Inc	2,150	104,446
TOTAL MATERIALS		6,567,751
Real Estate - 0.3%
Industrial REITs - 0.1%
Prologis Inc	22,800	2,910,648
Specialized REITs - 0.2%
American Tower Corp	75,510	13,257,291
TOTAL REAL ESTATE		16,167,939
Utilities - 0.7%
Electric Utilities - 0.6%
Duke Energy Corp	15,200	1,781,592
NextEra Energy Inc	37,900	3,042,612
Southern Co/The	304,000	26,508,800
		31,333,004
Multi-Utilities - 0.1%
Sempra	81,400	7,186,806
TOTAL UTILITIES		38,519,810
TOTAL UNITED STATES		4,946,066,058
ZAMBIA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
First Quantum Minerals Ltd (c)	1,769,515	47,443,191
TOTAL COMMON STOCKS (Cost $3,210,408,203)		5,376,374,194

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $11,168,358)	3.67	11,232,000	11,170,417

Money Market Funds - 8.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.79	376,617,482	376,692,806
Fidelity Securities Lending Cash Central Fund (f)(g)	3.77	82,711,902	82,720,173
TOTAL MONEY MARKET FUNDS (Cost $459,415,259)			459,412,979

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,680,991,820)	5,846,957,590
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(80,181,617)
NET ASSETS - 100.0%	5,766,775,973

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	56	6,018,208	1,130.00	2/2026	(192,500)
GE Vernova Inc	Chicago Board Options Exchange	100	6,535,700	740.00	2/2026	(152,000)
GE Vernova Inc	Chicago Board Options Exchange	100	6,535,700	700.00	2/2026	(259,000)
GE Vernova Inc	Chicago Board Options Exchange	100	6,535,700	750.00	2/2026	(133,500)

						(737,000)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	225	14,705,325	480.00	2/2026	(40,500)

						(40,500)
TOTAL WRITTEN OPTIONS						(777,500)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $26,865,471.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	281,679,974	502,486,550	407,472,305	7,084,409	867	(2,280)	376,692,806	376,617,482	0.7%
Fidelity Securities Lending Cash Central Fund	48,867,560	153,410,311	119,558,421	101,305	723	-	82,720,173	82,711,902	0.3%
Total	330,547,534	655,896,861	527,030,726	7,185,714	1,590	(2,280)	459,412,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	641,807,887	631,416,476	10,391,411	-
Consumer Discretionary	237,436,485	237,436,485	-	-
Consumer Staples	285,179,783	265,147,506	20,032,277	-
Energy	472,307,824	472,051,038	256,786	-
Financials	763,216,077	763,216,077	-	-
Health Care	462,458,929	462,458,929	-	-
Industrials	901,304,993	859,603,408	41,701,585	-
Information Technology	1,503,963,525	1,503,963,525	-	-
Materials	54,010,942	54,010,942	-	-
Real Estate	16,167,939	16,167,939	-	-
Utilities	38,519,810	38,519,810	-	-

U.S. Treasury Obligations	11,170,417	-	11,170,417	-

Money Market Funds	459,412,979	459,412,979	-	-
Total Investments in Securities:	5,846,957,590	5,763,405,114	83,552,476	-
Derivative Instruments:

Liabilities
Written Options	(777,500)	(777,500)	-	-
Total Liabilities	(777,500)	(777,500)	-	-
Total Derivative Instruments:	(777,500)	(777,500)	-	-

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	536,223	536,223	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(777,500)
Total Equity Risk	-	(777,500)
Total Value of Derivatives	-	(777,500)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $78,339,275) - See accompanying schedule:
Unaffiliated issuers (cost $3,221,576,561)	$5,387,544,611
Fidelity Central Funds (cost $459,415,259)	459,412,979

Total Investment in Securities (cost $3,680,991,820)		$5,846,957,590
Cash		1
Foreign currency held at value (cost $6,335)		6,326
Receivable for investments sold		581,636
Unrealized appreciation on unfunded commitments		536,223
Receivable for fund shares sold		16,786,571
Dividends receivable		3,825,229
Interest receivable		107
Distributions receivable from Fidelity Central Funds		1,227,087
Prepaid expenses		3,537
Other receivables		4,304
Total assets		5,869,928,611
Liabilities
Payable for investments purchased	$10,363,447
Payable for fund shares redeemed	6,490,364
Accrued management fee	2,586,233
Distribution and service plan fees payable	137,075
Written options, at value (premium received $1,171,439)	777,500
Other payables and accrued expenses	78,569
Collateral on securities loaned	82,719,450
Total liabilities		103,152,638
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$5,766,775,973
Net Assets consist of:
Paid in capital		$3,590,671,386
Total accumulated earnings (loss)		2,176,104,587
Net Assets		$5,766,775,973

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($338,349,243 ÷ 11,036,418 shares)(a)		$30.66
Maximum offering price per share (100/94.25 of $30.66)		$32.53
Class M :
Net Asset Value and redemption price per share ($46,951,299 ÷ 1,529,211 shares)(a)		$30.70
Maximum offering price per share (100/96.50 of $30.70)		$31.81
Class C :
Net Asset Value and offering price per share ($59,626,497 ÷ 1,998,216 shares)(a)		$29.84
Mega Cap Stock :
Net Asset Value, offering price and redemption price per share ($3,374,252,018 ÷ 107,975,409 shares)		$31.25
Class I :
Net Asset Value, offering price and redemption price per share ($819,189,611 ÷ 26,191,023 shares)		$31.28
Class Z :
Net Asset Value, offering price and redemption price per share ($1,128,407,305 ÷ 36,378,550 shares)		$31.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$31,733,105
Interest		33,326
Income from Fidelity Central Funds (including $101,305 from security lending)		7,185,714
Total income		38,952,145
Expenses
Management fee	$13,764,096
Distribution and service plan fees	763,262
Custodian fees and expenses	32,534
Independent trustees' fees and expenses	9,323
Registration fees	211,042
Audit fees	31,557
Legal	5,168
Miscellaneous	5,939
Total expenses before reductions	14,822,921
Expense reductions	(1,508)
Total expenses after reductions		14,821,413
Net Investment income (loss)		24,130,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	71,778,547
Fidelity Central Funds	1,590
Foreign currency transactions	(54,369)
Written options	1,028,305
Total net realized gain (loss)		72,754,073
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	511,735,929
Fidelity Central Funds	(2,280)
Unfunded commitments	536,223
Assets and liabilities in foreign currencies	3,616
Written options	257,730
Total change in net unrealized appreciation (depreciation)		512,531,218
Net gain (loss)		585,285,291
Net increase (decrease) in net assets resulting from operations		$609,416,023
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,130,732	$38,000,257
Net realized gain (loss)	72,754,073	135,946,700
Change in net unrealized appreciation (depreciation)	512,531,218	498,496,616
Net increase (decrease) in net assets resulting from operations	609,416,023	672,443,573
Distributions to shareholders	(199,362,877)	(89,177,833)

Share transactions - net increase (decrease)	1,110,275,461	604,795,252
Total increase (decrease) in net assets	1,520,328,606	1,188,060,992

Net Assets
Beginning of period	4,246,447,367	3,058,386,375
End of period	$5,766,775,973	$4,246,447,367

Financial Highlights
Fidelity Advisor® Mega Cap Stock Fund Class A

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$24.18	$19.23	$16.14	$19.05	$13.83
Income from Investment Operations
Net investment income (loss) A,B	.10	.21	.21	.17	.14	.15
Net realized and unrealized gain (loss)	3.51	4.42	5.12	3.61	(2.17)	6.31
Total from investment operations	3.61	4.63	5.33	3.78	(2.03)	6.46
Distributions from net investment income	(.19)	(.20)	(.17)	(.18)	(.29)	(.24)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(1.14)	(.62)	(.38)	(.69)	(.88)	(1.24)
Net asset value, end of period	$30.66	$28.19	$24.18	$19.23	$16.14	$19.05
Total Return C,D,E	13.06%	19.63%	28.13%	24.10%	(11.25)% F	49.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86% I	.86%	.88%	.90%	.90%	.91%
Expenses net of fee waivers, if any	.86 % I	.86%	.88%	.90%	.89%	.91%
Expenses net of all reductions, if any	.86% I	.86%	.88%	.90%	.89%	.91%
Net investment income (loss)	.70% I	.83%	1.01%	.99%	.78%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$338,349	$271,642	$208,007	$133,252	$88,064	$87,302
Portfolio turnover rate J	10 % I	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.29)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class M

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.19	$24.17	$19.22	$16.13	$19.03	$13.82
Income from Investment Operations
Net investment income (loss) A,B	.07	.15	.16	.13	.10	.11
Net realized and unrealized gain (loss)	3.50	4.43	5.12	3.61	(2.17)	6.31
Total from investment operations	3.57	4.58	5.28	3.74	(2.07)	6.42
Distributions from net investment income	(.10)	(.14)	(.12)	(.13)	(.24)	(.20)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(1.06) C	(.56)	(.33)	(.65) C	(.83)	(1.21) C
Net asset value, end of period	$30.70	$28.19	$24.17	$19.22	$16.13	$19.03
Total Return D,E,F	12.88%	19.34%	27.81%	23.76%	(11.45)% G	49.19%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.11% J	1.11%	1.12%	1.16%	1.15%	1.17%
Expenses net of fee waivers, if any	1.11 % J	1.11%	1.11%	1.16%	1.15%	1.17%
Expenses net of all reductions, if any	1.11% J	1.11%	1.11%	1.16%	1.15%	1.16%
Net investment income (loss)	.45% J	.58%	.78%	.73%	.52%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$46,951	$41,900	$36,231	$30,973	$25,617	$28,266
Portfolio turnover rate K	10 % J	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.49)%.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class C

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.40	$23.53	$18.74	$15.74	$18.58	$13.53
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.01	.05	.03	- C	.03 C
Net realized and unrealized gain (loss)	3.40	4.32	4.99	3.53	(2.12)	6.15
Total from investment operations	3.39	4.33	5.04	3.56	(2.12)	6.18
Distributions from net investment income	(.01)	(.04)	(.04)	(.04)	(.15)	(.13)
Distributions from net realized gain	(.94)	(.42)	(.21)	(.51)	(.58)	(1.00)
Total distributions	(.95)	(.46)	(.25)	(.56) D	(.72) D	(1.13)
Net asset value, end of period	$29.84	$27.40	$23.53	$18.74	$15.74	$18.58
Total Return E,F,G	12.60%	18.75%	27.12%	23.12%	(11.90)% H	48.31%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.63% K	1.64%	1.66%	1.69%	1.67%	1.69%
Expenses net of fee waivers, if any	1.63 % K	1.64%	1.65%	1.68%	1.67%	1.69%
Expenses net of all reductions, if any	1.63% K	1.63%	1.65%	1.68%	1.67%	1.69%
Net investment income (loss)	(.07)% K	.06%	.24%	.21%	-% L	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$59,626	$47,843	$34,772	$23,061	$20,255	$27,727
Portfolio turnover rate M	10 % K	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.94)%.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount represents less than .005%.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Mega Cap Stock Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.75	$24.63	$19.58	$16.42	$19.36	$14.04
Income from Investment Operations
Net investment income (loss) A,B	.15	.29	.28	.22	.20	.20
Net realized and unrealized gain (loss)	3.57	4.52	5.20	3.68	(2.21)	6.40
Total from investment operations	3.72	4.81	5.48	3.90	(2.01)	6.60
Distributions from net investment income	(.26)	(.27)	(.22)	(.23)	(.34)	(.28)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(1.22) C	(.69)	(.43)	(.74)	(.93)	(1.28)
Net asset value, end of period	$31.25	$28.75	$24.63	$19.58	$16.42	$19.36
Total Return D,E	13.19%	20.02%	28.44%	24.46%	(10.99)% F	49.96%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.58% I	.58%	.61%	.63%	.61%	.63%
Expenses net of fee waivers, if any	.58 % I	.58%	.60%	.62%	.61%	.63%
Expenses net of all reductions, if any	.58% I	.58%	.60%	.62%	.61%	.63%
Net investment income (loss)	.98% I	1.11%	1.29%	1.27%	1.06%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$3,374,252	$2,534,999	$1,973,946	$1,203,802	$927,217	$1,166,988
Portfolio turnover rate J	10 % I	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.03)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class I

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.78	$24.66	$19.61	$16.45	$19.39	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.15	.28	.27	.22	.19	.20
Net realized and unrealized gain (loss)	3.57	4.53	5.22	3.68	(2.21)	6.42
Total from investment operations	3.72	4.81	5.49	3.90	(2.02)	6.62
Distributions from net investment income	(.27)	(.27)	(.23)	(.23)	(.34)	(.29)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(1.22)	(.69)	(.44)	(.74)	(.92) C	(1.30) C
Net asset value, end of period	$31.28	$28.78	$24.66	$19.61	$16.45	$19.39
Total Return D,E	13.20%	20.00%	28.45%	24.43%	(11.00)% F	49.97%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.59% I	.59%	.63%	.63%	.65%	.65%
Expenses net of fee waivers, if any	.59 % I	.59%	.62%	.62%	.64%	.65%
Expenses net of all reductions, if any	.59% I	.59%	.62%	.62%	.64%	.64%
Net investment income (loss)	.97% I	1.10%	1.27%	1.26%	1.03%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$819,190	$531,235	$382,995	$132,416	$52,884	$39,876
Portfolio turnover rate J	10 % I	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (11.04)%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Mega Cap Stock Fund Class Z

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.56	$24.48	$19.46	$16.32	$19.25	$13.97
Income from Investment Operations
Net investment income (loss) A,B	.16	.31	.30	.24	.22	.22
Net realized and unrealized gain (loss)	3.55	4.49	5.17	3.66	(2.20)	6.36
Total from investment operations	3.71	4.80	5.47	3.90	(1.98)	6.58
Distributions from net investment income	(.30)	(.30)	(.24)	(.25)	(.36)	(.30)
Distributions from net realized gain	(.95)	(.42)	(.21)	(.51)	(.59)	(1.00)
Total distributions	(1.25)	(.72)	(.45)	(.76)	(.95)	(1.30)
Net asset value, end of period	$31.02	$28.56	$24.48	$19.46	$16.32	$19.25
Total Return C,D	13.27%	20.14%	28.59%	24.62%	(10.92)% E	50.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47% H	.47%	.52%	.52%	.51%	.52%
Expenses net of fee waivers, if any	.47 % H	.47%	.51%	.52%	.51%	.52%
Expenses net of all reductions, if any	.47% H	.47%	.51%	.52%	.51%	.52%
Net investment income (loss)	1.09% H	1.22%	1.38%	1.37%	1.16%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,128,407	$818,829	$422,435	$192,632	$222,146	$313,854
Portfolio turnover rate I	10 % H	15%	9%	18%	13%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been (10.96)%.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Mega Cap Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain corporate actions, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,258,965,260
Gross unrealized depreciation	(97,546,585)
Net unrealized appreciation (depreciation)	$2,161,418,675
Tax cost	$3,685,932,854

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Mega Cap Stock Fund	CompoSecure, Inc. Class A	12,718,103	536,223
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded and/or OTC options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mega Cap Stock Fund	1,075,077,717	223,725,058
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Mega Cap Stock	.57
Class I	.58
Class Z	.46

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	382,121	19,378
Class M	.25%	.25%	110,584	-
Class C	.75%	.25%	270,557	81,925
			763,262	101,303
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	137,829
Class M	2,240
Class CA	150
140,219

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Mega Cap Stock Fund	6,423

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mega Cap Stock Fund	70,076,155	22,532,960	6,959,674
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Mega Cap Stock Fund	2,385
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mega Cap Stock Fund	10,888	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,508.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Mega Cap Stock Fund
Distributions to shareholders
Class A	$11,656,881	$5,497,190
Class M	1,553,367	831,613
Class C	1,755,697	716,276
Mega Cap Stock	117,539,238	56,920,560
Class I	27,071,109	10,394,212
Class Z	39,786,585	14,817,982
Total	$199,362,877	$89,177,833

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2025	Year ended June 30, 2025	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Mega Cap Stock Fund
Class A
Shares sold	1,602,194	2,257,768	$47,328,905	$57,316,050
Reinvestment of distributions	396,803	226,275	11,561,811	5,446,810
Shares redeemed	(597,632)	(1,452,835)	(17,633,190)	(36,329,356)
Net increase (decrease)	1,401,365	1,031,208	$41,257,526	$26,433,504
Class M
Shares sold	151,260	274,899	$4,469,967	$7,029,016
Reinvestment of distributions	53,288	34,505	1,552,225	830,344
Shares redeemed	(161,712)	(322,309)	(4,754,250)	(8,260,393)
Net increase (decrease)	42,836	(12,905)	$1,267,942	$(401,033)
Class C
Shares sold	370,690	613,877	$10,623,727	$15,117,464
Reinvestment of distributions	61,969	30,558	1,752,876	714,530
Shares redeemed	(180,585)	(375,984)	(5,187,759)	(9,195,448)
Net increase (decrease)	252,074	268,451	$7,188,844	$6,636,546
Mega Cap Stock
Shares sold	26,242,083	28,871,381	$793,090,809	$746,504,089
Reinvestment of distributions	3,599,225	2,114,955	107,066,791	51,888,381
Shares redeemed	(10,050,748)	(22,938,304)	(303,300,137)	(585,929,361)
Net increase (decrease)	19,790,560	8,048,032	$596,857,463	$212,463,109
Class I
Shares sold	9,676,265	10,205,393	$292,217,092	$264,428,691
Reinvestment of distributions	897,849	414,797	26,773,221	10,192,705
Shares redeemed	(2,841,863)	(7,691,002)	(85,976,816)	(195,541,442)
Net increase (decrease)	7,732,251	2,929,188	$233,013,497	$79,079,954
Class Z
Shares sold	8,969,641	21,046,412	$268,665,039	$516,960,294
Reinvestment of distributions	541,957	278,046	16,071,557	6,781,731
Shares redeemed	(1,802,770)	(9,908,650)	(54,046,407)	(243,158,853)
Net increase (decrease)	7,708,828	11,415,808	$230,690,189	$280,583,172
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.714809.129
GII-SANN-0226
Fidelity® Growth Discovery Fund

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Growth Discovery Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	2,900	4,773,806
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	206,300	57,847,081
BRAZIL - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (d)	2,141	4,312,531
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (d)	327,900	5,489,046
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	1,086,000	14,150,580
TOTAL BRAZIL		23,952,157
CANADA - 1.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (d)	279,800	45,039,406
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States) (e)	209,500	35,516,535
Franco-Nevada Corp	150,400	31,175,771
TOTAL MATERIALS		66,692,306
TOTAL CANADA		111,731,712
CHINA - 1.0%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	652,735	50,093,194
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	76,700	11,242,686
TOTAL CHINA		61,335,880
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (d)	866,200	27,790,260
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	11,200	424,144
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)(e)	993,684	10
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	135,490	61,331,513
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (d)	33,202	27,921,222
TAIWAN - 2.9%
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.0%
Chroma ATE Inc	174,000	4,301,161
Semiconductors & Semiconductor Equipment - 2.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	605,801	184,096,866
TOTAL TAIWAN		188,398,027
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	6,400	2,913,792
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (d)	33,900	7,289,856
UNITED STATES - 90.1%
Communication Services - 12.7%
Entertainment - 2.0%
Live Nation Entertainment Inc (d)(e)	118,734	16,919,595
Netflix Inc (d)	1,128,297	105,789,127
ROBLOX Corp Class A (d)	140,585	11,391,603
Spotify Technology SA (d)	900	522,638
		134,622,963
Interactive Media & Services - 10.7%
Alphabet Inc Class A	1,336,268	418,251,884
Epic Games Inc (b)(c)(d)	2,244	1,458,802
Meta Platforms Inc Class A	399,536	263,729,718
		683,440,404
TOTAL COMMUNICATION SERVICES		818,063,367
Consumer Discretionary - 10.5%
Automobiles - 2.4%
Tesla Inc (d)	344,812	155,068,853
Broadline Retail - 5.2%
Amazon.com Inc (d)	1,439,812	332,337,406
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (d)(e)	39,111	6,863,981
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (d)	32,377	4,394,206
Hilton Worldwide Holdings Inc	115,021	33,039,782
Viking Holdings Ltd (d)	556,735	39,756,447
		77,190,435
Household Durables - 0.8%
Blu Homes Inc (b)(c)(d)	3,320,224	1,029
DR Horton Inc	156,704	22,570,077
Lennar Corp Class A	25,500	2,621,400
SharkNinja Inc (d)	213,900	23,935,410
		49,127,916
Specialty Retail - 0.8%
AutoZone Inc (d)	3,400	11,531,100
Lowe's Cos Inc	20,007	4,824,888
Ross Stores Inc	45,200	8,142,328
Williams-Sonoma Inc	153,817	27,470,178
		51,968,494
TOTAL CONSUMER DISCRETIONARY		672,557,085
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	51,100	44,065,574
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	231,700	24,263,624
Tobacco - 0.5%
Philip Morris International Inc	182,700	29,305,080
TOTAL CONSUMER STAPLES		97,634,278
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
APA Corp	467,600	11,437,496
Cheniere Energy Inc	71,379	13,875,364
EQT Corp	180,200	9,658,720
TOTAL ENERGY		34,971,580
Financials - 8.1%
Banks - 0.9%
Bank of America Corp	1,002,900	55,159,500
US Bancorp	93,900	5,010,504
		60,170,004
Capital Markets - 2.4%
Cboe Global Markets Inc	118,100	29,643,100
Charles Schwab Corp/The	325,900	32,560,669
Coinbase Global Inc Class A (d)	53,800	12,166,332
Gemini Space Station Inc Class A (e)	5,300	52,576
Morgan Stanley	431,710	76,641,476
Wealthfront Corp (d)	46,000	625,140
		151,689,293
Consumer Finance - 0.6%
Capital One Financial Corp	152,136	36,871,681
Financial Services - 4.2%
Apollo Global Management Inc	294,200	42,588,392
Mastercard Inc Class A	400,438	228,602,046
		271,190,438
TOTAL FINANCIALS		519,921,416
Health Care - 6.8%
Biotechnology - 2.0%
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	6,788
Adamas Pharmaceuticals Inc rights (b)(d)	678,800	7
Alnylam Pharmaceuticals Inc (d)	163,449	64,995,495
Blueprint Medicines Corp rights (b)(d)	20,114	0
Cogent Biosciences Inc (d)	162,200	5,761,344
Cytokinetics Inc (d)	50,201	3,189,772
Gilead Sciences Inc	81,102	9,954,459
Insmed Inc (d)	219,676	38,232,411
Legend Biotech Corp ADR (d)	240,613	5,230,927
Moderna Inc (d)	136,800	4,034,232
		131,405,435
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corp (d)	450,400	38,396,600
Insulet Corp (d)	105,400	29,958,896
Medline Inc Class A	366,800	15,405,600
Penumbra Inc (d)	71,392	22,196,487
		105,957,583
Health Care Providers & Services - 0.3%
CVS Health Corp	252,700	20,054,272
Health Care Technology - 0.2%
Veeva Systems Inc Class A (d)	68,800	15,358,223
Pharmaceuticals - 2.6%
Crinetics Pharmaceuticals Inc (d)	11,300	526,015
Eli Lilly & Co	151,056	162,336,862
		162,862,877
TOTAL HEALTH CARE		435,638,390
Industrials - 7.3%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(c)	800	36,528
Beta Technologies Inc Class A (d)	34,600	976,066
Boeing Co (d)	196,400	42,642,368
GE Aerospace	117,877	36,309,652
		79,964,614
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	26,301	4,228,149
Building Products - 0.8%
Trane Technologies PLC	127,910	49,782,572
Construction & Engineering - 0.5%
Dycom Industries Inc (d)	58,100	19,631,990
EMCOR Group Inc	20,900	12,786,411
		32,418,401
Electrical Equipment - 1.6%
GE Vernova Inc	107,007	69,936,565
Nextpower Inc Class A (d)	396,500	34,539,115
		104,475,680
Machinery - 2.0%
Cummins Inc	77,100	39,355,695
Deere & Co	39,779	18,519,909
Parker-Hannifin Corp	34,800	30,587,808
Westinghouse Air Brake Technologies Corp	187,961	40,120,275
		128,583,687
Passenger Airlines - 0.1%
Delta Air Lines Inc	115,805	8,036,867
Trading Companies & Distributors - 1.0%
Ferguson Enterprises Inc (United Kingdom)	176,118	39,431,851
United Rentals Inc	28,400	22,984,688
		62,416,539
TOTAL INDUSTRIALS		469,906,509
Information Technology - 40.4%
Communications Equipment - 0.6%
Arista Networks Inc (d)	105,500	13,823,665
Lumentum Holdings Inc (d)	65,900	24,290,081
		38,113,746
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	505,074	68,255,700
Coherent Corp (d)	195,800	36,138,806
Corning Inc	113,200	9,911,792
		114,306,298
Semiconductors & Semiconductor Equipment - 20.1%
Advanced Micro Devices Inc (d)	65,100	13,941,816
Broadcom Inc	878,893	304,184,867
First Solar Inc (d)	131,100	34,247,253
Lam Research Corp	91,000	15,577,380
Marvell Technology Inc	425,300	36,141,994
Micron Technology Inc	66,500	18,979,765
NVIDIA Corp	4,609,694	859,707,932
SiTime Corp (d)	8,800	3,108,072
		1,285,889,079
Software - 12.5%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,014,955	588,674
Cadence Design Systems Inc (d)	72,600	22,693,308
Datadog Inc Class A (d)	204,700	27,837,153
Microsoft Corp	1,318,699	637,749,210
Oracle Corp	182,111	35,495,255
Palantir Technologies Inc Class A (d)	207,600	36,900,900
Synopsys Inc (d)	73,200	34,383,504
Via Transportation Inc Class A (d)(e)	6,300	182,763
		795,830,767
Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc	1,282,644	348,699,598
TOTAL INFORMATION TECHNOLOGY		2,582,839,488
Materials - 0.8%
Chemicals - 0.5%
Corteva Inc	330,500	22,153,416
Sherwin-Williams Co/The	33,000	10,692,990
		32,846,406
Construction Materials - 0.1%
Vulcan Materials Co	23,905	6,818,184
Metals & Mining - 0.2%
Alcoa Corp	193,960	10,307,034
TOTAL MATERIALS		49,971,624
Real Estate - 0.6%
Health Care REITs - 0.3%
Ventas Inc	235,200	18,199,776
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (d)	256,860	17,522,989
TOTAL REAL ESTATE		35,722,765
Utilities - 0.9%
Electric Utilities - 0.7%
Constellation Energy Corp	30,700	10,845,389
NRG Energy Inc	203,600	32,421,264
		43,266,653
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	85,300	13,761,449
TOTAL UTILITIES		57,028,102
TOTAL UNITED STATES		5,774,254,604
TOTAL COMMON STOCKS (Cost $4,266,840,448)		6,349,964,064

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $809,600)	809,600	522,272

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	423	696,317
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	77	126,753

TOTAL AUSTRALIA		823,070
UNITED STATES - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	30,000	357,600
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	75,700	144,587
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	114,642	5,234,554
Anduril Industries Inc Series G (b)(c)	7,400	337,884
		5,572,438
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (b)(c)	58,100	3,268,953
TOTAL INDUSTRIALS		8,841,391
Information Technology - 0.7%
IT Services - 0.3%
X.Ai Holdings Corp Series C (b)(c)	204,100	15,401,386
Software - 0.4%
Anthropic PBC Series F (b)(c)	25,300	5,902,490
Asapp Inc Series C (b)(c)(d)	250,763	268,316
Asapp Inc Series D (b)(c)(d)	1,768,998	1,503,649
Databricks Inc Series K (b)(c)	23,900	4,541,000
OpenAI Group Pbc Series A-2 (b)(c)	18,274	8,725,470
		20,940,925
TOTAL INFORMATION TECHNOLOGY		36,342,311
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	50,974	608,120
Illuminated Holdings Inc Series C3 (b)(c)(d)	63,718	760,156
Illuminated Holdings Inc Series C4 (b)(c)(d)	18,303	218,354
Illuminated Holdings Inc Series C5 (b)(c)(d)	36,887	440,062
TOTAL MATERIALS		2,026,692
TOTAL UNITED STATES		47,712,581
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36,223,986)		48,535,651

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $1,098,800)	1,098,800	1,028,367

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	11,569,987	11,572,301
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	20,852,869	20,854,954
TOTAL MONEY MARKET FUNDS (Cost $32,427,704)			32,427,255

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $4,337,400,538)	6,432,477,609
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(16,067,492)
NET ASSETS - 100.0%	6,416,410,117

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,945,129 or 0.9% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	382,824

Anduril Industries Inc Class B	6/16/2025	32,706

Anduril Industries Inc Series F	8/7/2024	2,491,927

Anduril Industries Inc Series G	4/17/2025	302,533

Anthropic PBC Series F	8/18/2025	3,566,480

Asapp Inc Series C	4/30/2021	1,654,309

Asapp Inc Series D	8/29/2023	6,830,986

Asapp Inc warrants 8/28/2028	8/29/2023	1

Blu Homes Inc	5/21/2020	5,743

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	4,773,806

Canva Australia Holdings Pty Ltd Series A	9/22/2023	451,198

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	82,133

Databricks Inc Series K	9/8/2025	3,585,000

ElevateBio LLC Series C	3/9/2021	317,561

Epic Games Inc	3/29/2021	1,985,940

Illuminated Holdings Inc 15%	6/14/2023	809,600

Illuminated Holdings Inc 15%	9/27/2023	1,098,800

Illuminated Holdings Inc Series C2	7/7/2020	1,274,350

Illuminated Holdings Inc Series C3	7/7/2020	1,911,540

Illuminated Holdings Inc Series C4	1/8/2021	658,908

Illuminated Holdings Inc Series C5	6/16/2021	1,593,518

OpenAI Group Pbc Series A-2	9/30/2024	3,433,000

X.Ai Holdings Corp Series C	11/22/2024	4,418,765

Zipline International Inc Series H	12/3/2025	3,268,954

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,622,227	668,879,022	720,929,150	509,963	651	(449)	11,572,301	11,569,987	0.0%
Fidelity Securities Lending Cash Central Fund	186,613,316	255,416,704	421,176,445	316,183	1,379	-	20,854,954	20,852,869	0.1%
Total	250,235,543	924,295,726	1,142,105,595	826,146	2,030	(449)	32,427,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	868,156,561	816,604,565	50,093,194	1,458,802
Consumer Discretionary	723,192,418	723,191,389	-	1,029
Consumer Staples	97,634,278	97,634,278	-	-
Energy	34,971,580	34,971,580	-	-
Financials	525,834,606	525,834,606	-	-
Health Care	521,406,703	521,399,898	-	6,805
Industrials	469,906,509	469,869,981	-	36,528
Information Technology	2,885,296,032	2,818,602,039	61,331,513	5,362,480
Materials	130,814,510	130,814,510	-	-
Real Estate	35,722,765	35,722,765	-	-
Utilities	57,028,102	57,028,102	-	-

Convertible Corporate Bonds
Materials	522,272	-	-	522,272

Convertible Preferred Stocks
Financials	357,600	-	-	357,600
Health Care	144,587	-	-	144,587
Industrials	8,841,391	-	-	8,841,391
Information Technology	37,165,381	-	-	37,165,381
Materials	2,026,692	-	-	2,026,692

Preferred Securities
Materials	1,028,367	-	-	1,028,367

Money Market Funds	32,427,255	32,427,255	-	-
Total Investments in Securities:	6,432,477,609	6,264,100,968	111,424,707	56,951,934
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,204,717) - See accompanying schedule:
Unaffiliated issuers (cost $4,304,972,834)	$6,400,050,354
Fidelity Central Funds (cost $32,427,704)	32,427,255

Total Investment in Securities (cost $4,337,400,538)		$6,432,477,609
Foreign currency held at value (cost $233,356)		232,878
Receivable for investments sold		7,700,861
Receivable for fund shares sold		1,671,721
Dividends receivable		1,705,644
Interest receivable		234,709
Distributions receivable from Fidelity Central Funds		29,754
Prepaid expenses		5,182
Other receivables		15,552
Total assets		6,444,073,910
Liabilities
Payable for fund shares redeemed	$4,388,051
Accrued management fee	2,369,995
Other payables and accrued expenses	57,977
Collateral on securities loaned	20,847,770
Total liabilities		27,663,793
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$6,416,410,117
Net Assets consist of:
Paid in capital		$3,791,300,397
Total accumulated earnings (loss)		2,625,109,720
Net Assets		$6,416,410,117

Net Asset Value and Maximum Offering Price
Growth Discovery :
Net Asset Value, offering price and redemption price per share ($5,722,017,515 ÷ 81,945,865 shares)		$69.83
Class K :
Net Asset Value, offering price and redemption price per share ($694,392,602 ÷ 9,919,626 shares)		$70.00
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$15,520,101
Interest		114,681
Income from Fidelity Central Funds (including $316,183 from security lending)		826,146
Total income		16,460,928
Expenses
Management fee
Basic fee	$19,482,236
Performance adjustment	(4,598,096)
Custodian fees and expenses	39,365
Independent trustees' fees and expenses	13,129
Registration fees	59,329
Audit fees	45,095
Legal	5,787
Interest	34,065
Miscellaneous	8,760
Total expenses		15,089,670
Net Investment income (loss)		1,371,258
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,469,603)
Redemptions in-kind	554,951,694
Fidelity Central Funds	2,030
Foreign currency transactions	(131,002)
Futures contracts	1,660,672
Total net realized gain (loss)		550,013,791
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(25,518,596)
Fidelity Central Funds	(449)
Assets and liabilities in foreign currencies	(15,335)
Total change in net unrealized appreciation (depreciation)		(25,534,380)
Net gain (loss)		524,479,411
Net increase (decrease) in net assets resulting from operations		$525,850,669
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,371,258	$32,348
Net realized gain (loss)	550,013,791	676,202,460
Change in net unrealized appreciation (depreciation)	(25,534,380)	(3,389,348)
Net increase (decrease) in net assets resulting from operations	525,850,669	672,845,460
Distributions to shareholders	(111,294,245)	(728,368,940)

Share transactions - net increase (decrease)	(311,621,720)	479,939,387
Total increase (decrease) in net assets	102,934,704	424,415,907

Net Assets
Beginning of period	6,313,475,413	5,889,059,506
End of period	$6,416,410,117	$6,313,475,413

Financial Highlights
Fidelity® Growth Discovery Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$65.48	$66.33	$50.18	$42.65	$58.70	$45.22
Income from Investment Operations
Net investment income (loss) A,B	.01	- C	(.04)	.18	(.07)	(.07)
Net realized and unrealized gain (loss)	5.45	7.05	17.56	8.84	(8.48)	18.53
Total from investment operations	5.46	7.05	17.52	9.02	(8.55)	18.46
Distributions from net investment income	(.12)	-	(.03)	(.01)	(.13)	(.01)
Distributions from net realized gain	(.99)	(7.90)	(1.35)	(1.48)	(7.37)	(4.98)
Total distributions	(1.11)	(7.90)	(1.37) D	(1.49)	(7.50)	(4.98) D
Net asset value, end of period	$69.83	$65.48	$66.33	$50.18	$42.65	$58.70
Total Return E,F	8.41%	12.24%	35.89%	21.46%	(17.10)%	43.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47% I	.62%	.69%	.83%	.77%	.79%
Expenses net of fee waivers, if any	.47 % I	.62%	.69%	.83%	.77%	.79%
Expenses net of all reductions, if any	.47% I	.62%	.69%	.83%	.77%	.78%
Net investment income (loss)	.03% I	(.01)%	(.08)%	.40%	(.14)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$5,722,018	$5,621,912	$5,286,394	$3,073,034	$2,338,597	$2,944,158
Portfolio turnover rate J	78 % I,K	60% K	41% K	53%	45%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Growth Discovery Fund Class K

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$65.66	$66.47	$50.29	$42.71	$58.78	$45.27
Income from Investment Operations
Net investment income (loss) A,B	.04	.04	.01	.22	(.02)	(.02)
Net realized and unrealized gain (loss)	5.46	7.07	17.59	8.87	(8.50)	18.56
Total from investment operations	5.50	7.11	17.60	9.09	(8.52)	18.54
Distributions from net investment income	(.17)	-	(.08)	(.03)	(.16)	(.03)
Distributions from net realized gain	(.99)	(7.92)	(1.35)	(1.48)	(7.40)	(5.00)
Total distributions	(1.16)	(7.92)	(1.42) C	(1.51)	(7.55) C	(5.03)
Net asset value, end of period	$70.00	$65.66	$66.47	$50.29	$42.71	$58.78
Total Return D,E	8.45%	12.32%	36.00%	21.61%	(17.04)%	43.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.40% H	.54%	.59%	.73%	.68%	.69%
Expenses net of fee waivers, if any	.40 % H	.54%	.59%	.72%	.68%	.69%
Expenses net of all reductions, if any	.40% H	.54%	.59%	.72%	.68%	.69%
Net investment income (loss)	.10% H	.07%	.02%	.50%	(.05)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$694,393	$691,564	$602,666	$380,324	$429,818	$430,141
Portfolio turnover rate I	78 % H,J	60% J	41% J	53%	45%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Growth Discovery Fund (the Fund) is a non-diversified fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,253,801,027
Gross unrealized depreciation	(160,764,056)
Net unrealized appreciation (depreciation)	$2,093,036,971
Tax cost	$4,339,440,638

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Growth Discovery Fund	Space Exploration Technologies Corp. Class A	3,057,723	-
	Space Exploration Technologies Corp. Class C	5,290,286	-

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth Discovery Fund	3,430,686,188	2,543,940,186

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	19,242,053	-	554,951,694	554,951,694	1,284,554,781

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Growth Discovery Fund	5,541,301	268,261,597	344,296,738
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Growth Discovery	.66
Class K	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Growth Discovery	.60
Class K	.53

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Growth Discovery Fund	Russell 3000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Growth Discovery. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.14)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth Discovery Fund	46,791

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth Discovery Fund	Borrower	19,141,714	4.58%	34,065

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Discovery Fund	262,094,329	205,590,089	7,314,417
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth Discovery Fund	3,553
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth Discovery Fund	27,389	13,423	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Growth Discovery Fund
Distributions to shareholders
Growth Discovery	$99,232,719	$656,325,543
Class K	12,061,526	72,043,397
Total	$111,294,245	$728,368,940
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2025	Year ended June 30, 2025	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Growth Discovery Fund
Growth Discovery
Shares sold	22,633,758	25,370,863	$1,519,724,009	$1,578,561,607
Reinvestment of distributions	1,292,252	10,154,732	86,219,060	601,890,192
Shares redeemed	(27,841,485)	(29,364,939)	(1,874,639,131)	(1,791,187,382)
Net increase (decrease)	(3,915,475)	6,160,656	$(268,696,062)	$389,264,417
Class K
Shares sold	482,778	3,855,430	$33,094,902	$238,997,686
Reinvestment of distributions	180,400	1,214,747	12,061,526	72,043,397
Shares redeemed	(1,275,440)	(3,604,447)	(88,082,086)	(220,366,113)
Net increase (decrease)	(612,262)	1,465,730	$(42,925,658)	$90,674,970
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.714430.127
CII-SANN-0226
Fidelity® Fund

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	140,200	39,312,461
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Imperial Oil Ltd	983,708	84,986,408
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	63,900	2,863,998
TOTAL CANADA		87,850,406
NETHERLANDS - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (a)	27,000	22,705,650
Newamsterdam Pharma Co NV (a)	243,800	8,552,504

TOTAL NETHERLANDS		31,258,154
UNITED KINGDOM - 0.4%
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	997,500	19,133,375
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	1,167,500	18,056,220
TOTAL UNITED KINGDOM		37,189,595
UNITED STATES - 97.2%
Communication Services - 16.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc	2,862,600	71,106,984
Entertainment - 1.9%
Netflix Inc (a)	1,020,200	95,653,952
Walt Disney Co/The	679,500	77,306,715
		172,960,667
Interactive Media & Services - 14.2%
Alphabet Inc Class A	2,668,054	835,100,902
Meta Platforms Inc Class A	691,501	456,452,895
		1,291,553,797
TOTAL COMMUNICATION SERVICES		1,535,621,448
Consumer Discretionary - 12.6%
Automobiles - 1.6%
General Motors Co	777,297	63,209,792
Tesla Inc (a)	184,500	82,973,340
		146,183,132
Broadline Retail - 5.6%
Amazon.com Inc (a)	2,194,430	506,518,333
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings Inc	14,400	77,116,752
Carnival Corp (a)	1,715,200	52,382,208
Expedia Group Inc Class A	179,700	50,910,807
Viking Holdings Ltd (a)	1,444,900	103,180,309
		283,590,076
Household Durables - 0.2%
Somnigroup International Inc	253,100	22,596,768
Specialty Retail - 2.1%
O'Reilly Automotive Inc (a)	597,200	54,470,612
Ross Stores Inc	328,900	59,248,046
TJX Cos Inc/The	476,300	73,164,443
		186,883,101
TOTAL CONSUMER DISCRETIONARY		1,145,771,410
Consumer Staples - 4.9%
Beverages - 3.3%
Coca-Cola Co/The	3,800,900	265,720,919
Keurig Dr Pepper Inc	1,166,000	32,659,660
		298,380,579
Food Products - 0.5%
Mondelez International Inc	891,300	47,978,679
Household Products - 0.8%
Procter & Gamble Co/The	494,400	70,852,464
Personal Care Products - 0.3%
Kenvue Inc	1,890,049	32,603,345
TOTAL CONSUMER STAPLES		449,815,067
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Exxon Mobil Corp	1,013,085	121,914,649
Shell PLC ADR	600,900	44,154,132
TOTAL ENERGY		166,068,781
Financials - 15.8%
Banks - 10.3%
Bank of America Corp	5,312,800	292,204,000
Citigroup Inc	1,184,900	138,265,981
M&T Bank Corp	521,900	105,152,412
US Bancorp	2,068,425	110,371,158
Wells Fargo & Co	3,052,700	284,511,640
		930,505,191
Financial Services - 3.2%
Mastercard Inc Class A	510,508	291,438,807
Insurance - 2.3%
Arthur J Gallagher & Co	822,000	212,725,380
Reinsurance Group of America Inc	4,100	834,186
		213,559,566
TOTAL FINANCIALS		1,435,503,564
Health Care - 10.3%
Biotechnology - 2.1%
AbbVie Inc	178,500	40,785,465
Alnylam Pharmaceuticals Inc (a)	18,600	7,396,290
Biogen Inc (a)	102,300	18,003,777
Cogent Biosciences Inc (a)	476,900	16,939,488
Cytokinetics Inc (a)	151,800	9,645,372
Gilead Sciences Inc	477,200	58,571,528
Insmed Inc (a)	175,900	30,613,636
Moderna Inc (a)	313,900	9,256,911
Soleno Therapeutics Inc (a)	48,500	2,245,550
		193,458,017
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp (a)	1,565,100	149,232,285
Edwards Lifesciences Corp (a)	692,700	59,052,675
Insulet Corp (a)	146,800	41,726,432
Medline Inc Class A	783,500	32,907,000
TransMedics Group Inc (a)	1	122
		282,918,514
Health Care Providers & Services - 2.2%
Cencora Inc	111,300	37,591,575
CVS Health Corp	1,465,000	116,262,400
Humana Inc	164,526	42,140,044
		195,994,019
Life Sciences Tools & Services - 1.2%
Danaher Corp	169,900	38,893,508
Thermo Fisher Scientific Inc	123,700	71,677,965
		110,571,473
Pharmaceuticals - 1.7%
Eli Lilly & Co	145,800	156,688,344
TOTAL HEALTH CARE		939,630,367
Industrials - 8.1%
Aerospace & Defense - 3.4%
Anduril Industries Inc Class B (b)(c)	1,799	82,142
Anduril Industries Inc Class C (b)(c)	1	46
Boeing Co (a)	923,834	200,582,839
GE Aerospace	226,400	69,737,992
Howmet Aerospace Inc	159,100	32,618,682
		303,021,701
Air Freight & Logistics - 0.7%
FedEx Corp	215,700	62,307,102
Building Products - 0.3%
Trane Technologies PLC	77,100	30,007,320
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	82,524	2,724,942
Machinery - 2.0%
Parker-Hannifin Corp	148,600	130,613,456
Westinghouse Air Brake Technologies Corp	248,700	53,085,015
		183,698,471
Passenger Airlines - 0.8%
Delta Air Lines Inc	539,100	37,413,540
United Airlines Holdings Inc (a)	332,900	37,224,878
		74,638,418
Professional Services - 0.5%
Leidos Holdings Inc	251,000	45,280,400
Trading Companies & Distributors - 0.4%
WW Grainger Inc	36,300	36,628,515
TOTAL INDUSTRIALS		738,306,869
Information Technology - 24.7%
IT Services - 1.5%
IBM Corporation	465,500	137,885,755
Semiconductors & Semiconductor Equipment - 10.7%
Broadcom Inc	327,700	113,416,970
NVIDIA Corp	4,569,700	852,249,050
		965,666,020
Software - 8.3%
Autodesk Inc (a)	326,000	96,499,260
Microsoft Corp	1,369,240	662,191,849
		758,691,109
Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc	1,420,600	386,204,316
TOTAL INFORMATION TECHNOLOGY		2,248,447,200
Materials - 0.9%
Chemicals - 0.9%
Corteva Inc	665,000	44,574,950
Mosaic Co/The	1,533,500	36,942,015
TOTAL MATERIALS		81,516,965
Real Estate - 0.5%
Residential REITs - 0.1%
Camden Property Trust	105,640	11,628,851
Retail REITs - 0.4%
Macerich Co/The	2,052,377	37,886,880
TOTAL REAL ESTATE		49,515,731
Utilities - 0.7%
Electric Utilities - 0.3%
Exelon Corp	717,300	31,267,107
Multi-Utilities - 0.4%
Sempra	391,600	34,574,364
TOTAL UTILITIES		65,841,471
TOTAL UNITED STATES		8,856,038,873
TOTAL COMMON STOCKS (Cost $5,466,254,426)		9,051,649,489

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(c)	17,400	794,484
Information Technology - 0.1%
Software - 0.1%
OpenAI Group Pbc Series A-2 (b)(c)	13,233	6,318,493
TOTAL UNITED STATES		7,112,977
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,197,400)		7,112,977

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.79	208	208
Fidelity Securities Lending Cash Central Fund (d)(e)	3.77	9,947	9,948
TOTAL MONEY MARKET FUNDS (Cost $9,948)			10,156

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $5,469,461,774)	9,058,772,622
NET OTHER ASSETS (LIABILITIES) - 0.6%	54,364,169
NET ASSETS - 100.0%	9,113,136,791

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,195,165 or 0.1% of net assets.

(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	73,548

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	711,361

OpenAI Group Pbc Series A-2	9/30/2024	2,486,039

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,235,248	1,477,822,514	1,573,054,068	3,296,701	(3,462)	(24)	208	208	0.0%
Fidelity Securities Lending Cash Central Fund	80,332,269	239,068,389	319,400,658	71,749	9,948	-	9,948	9,947	0.0%
Total	175,567,517	1,716,890,903	1,892,454,726	3,368,450	6,486	(24)	10,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,535,621,448	1,535,621,448	-	-
Consumer Discretionary	1,145,771,410	1,145,771,410	-	-
Consumer Staples	449,815,067	449,815,067	-	-
Energy	251,055,189	251,055,189	-	-
Financials	1,454,636,939	1,454,636,939	-	-
Health Care	1,013,064,980	1,013,064,980	-	-
Industrials	756,363,089	738,224,681	18,056,220	82,188
Information Technology	2,248,447,200	2,248,447,200	-	-
Materials	81,516,965	81,516,965	-	-
Real Estate	49,515,731	49,515,731	-	-
Utilities	65,841,471	65,841,471	-	-

Convertible Preferred Stocks
Industrials	794,484	-	-	794,484
Information Technology	6,318,493	-	-	6,318,493

Money Market Funds	10,156	10,156	-	-
Total Investments in Securities:	9,058,772,622	9,033,521,237	18,056,220	7,195,165
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,469,451,826)	$9,058,762,466
Fidelity Central Funds (cost $9,948)	10,156

Total Investment in Securities (cost $5,469,461,774)		$9,058,772,622
Receivable for investments sold		69,410,891
Receivable for fund shares sold		1,637,548
Dividends receivable		3,494,604
Distributions receivable from Fidelity Central Funds		131,371
Prepaid expenses		6,920
Other receivables		27,197
Total assets		9,133,481,153
Liabilities
Payable to custodian bank	$1,722
Payable for investments purchased	2,002,995
Payable for fund shares redeemed	2,188,504
Accrued management fee	3,177,706
Notes payable to affiliates	12,896,000
Other payables and accrued expenses	77,435
Total liabilities		20,344,362
Net Assets		$9,113,136,791
Net Assets consist of:
Paid in capital		$4,387,893,225
Total accumulated earnings (loss)		4,725,243,566
Net Assets		$9,113,136,791

Net Asset Value and Maximum Offering Price
Fidelity Fund :
Net Asset Value, offering price and redemption price per share ($8,809,047,562 ÷ 78,433,079 shares)		$112.31
Class K :
Net Asset Value, offering price and redemption price per share ($304,089,229 ÷ 2,705,293 shares)		$112.41
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$31,406,843
Interest		18,385
Income from Fidelity Central Funds (including $71,749 from security lending)		3,368,450
Total income		34,793,678
Expenses
Management fee	$18,643,267
Custodian fees and expenses	61,120
Independent trustees' fees and expenses	17,742
Registration fees	40,238
Audit fees	45,114
Legal	8,840
Interest	4,270
Miscellaneous	11,087
Total expenses		18,831,678
Net Investment income (loss)		15,962,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,157,619)	185,082,046
Redemptions in-kind	1,016,477,964
Fidelity Central Funds	6,486
Foreign currency transactions	451,995
Futures contracts	6,016,330
Total net realized gain (loss)		1,208,034,821
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(183,723,377)
Fidelity Central Funds	(24)
Assets and liabilities in foreign currencies	5,518
Total change in net unrealized appreciation (depreciation)		(183,717,883)
Net gain (loss)		1,024,316,938
Net increase (decrease) in net assets resulting from operations		$1,040,278,938
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,962,000	$26,749,666
Net realized gain (loss)	1,208,034,821	1,739,805,867
Change in net unrealized appreciation (depreciation)	(183,717,883)	(830,051,188)
Net increase (decrease) in net assets resulting from operations	1,040,278,938	936,504,345
Distributions to shareholders	(107,608,837)	-

Share transactions - net increase (decrease)	(301,667,625)	(685,113,318)
Total increase (decrease) in net assets	631,002,476	251,391,027

Net Assets
Beginning of period	8,482,134,315	8,230,743,288
End of period	$9,113,136,791	$8,482,134,315

Financial Highlights
Fidelity® Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$101.22	$90.56	$69.85	$58.06	$72.20	$54.21
Income from Investment Operations
Net investment income (loss) A,B	.19	.30	.42	.44	.25	.28
Net realized and unrealized gain (loss)	12.22	10.36	22.08	11.74	(10.75)	19.40
Total from investment operations	12.41	10.66	22.50	12.18	(10.50)	19.68
Distributions from net investment income	(.45)	-	(.49)	(.39)	(.21)	(.32)
Distributions from net realized gain	(.87)	-	(1.31)	-	(3.44)	(1.38)
Total distributions	(1.32)	-	(1.79) C	(.39)	(3.64) C	(1.69) C
Net asset value, end of period	$112.31	$101.22	$90.56	$69.85	$58.06	$72.20
Total Return D,E	12.29%	11.77%	32.89%	21.06%	(15.60)%	36.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42%	.45%	.46%	.45%	.47%
Expenses net of fee waivers, if any	.42 % H	.42%	.44%	.46%	.45%	.47%
Expenses net of all reductions, if any	.42% H	.42%	.44%	.46%	.45%	.46%
Net investment income (loss)	.35% H	.32%	.55%	.71%	.35%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$8,809,048	$8,184,621	$7,905,243	$6,125,431	$5,467,793	$6,757,824
Portfolio turnover rate I	53 % H,J	31% J	25% J	43% J	39%	34% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Fund Class K

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$101.34	$90.60	$69.88	$58.07	$72.21	$54.20
Income from Investment Operations
Net investment income (loss) A,B	.24	.38	.48	.50	.30	.33
Net realized and unrealized gain (loss)	12.24	10.36	22.09	11.74	(10.74)	19.41
Total from investment operations	12.48	10.74	22.57	12.24	(10.44)	19.74
Distributions from net investment income	(.53)	-	(.55)	(.43)	(.26)	(.35)
Distributions from net realized gain	(.87)	-	(1.31)	-	(3.44)	(1.38)
Total distributions	(1.41) C	-	(1.85) C	(.43)	(3.70)	(1.73)
Net asset value, end of period	$112.41	$101.34	$90.60	$69.88	$58.07	$72.21
Total Return D,E	12.34%	11.85%	33.00%	21.18%	(15.54)%	37.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.34% H	.34%	.37%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.34 % H	.34%	.36%	.37%	.37%	.39%
Expenses net of all reductions, if any	.34% H	.34%	.36%	.37%	.37%	.38%
Net investment income (loss)	.43% H	.40%	.63%	.79%	.43%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$304,089	$297,513	$325,500	$237,320	$673,876	$411,377
Portfolio turnover rate I	53 % H,J	31% J	25% J	43% J	39%	34% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,666,474,042
Gross unrealized depreciation	(77,532,974)
Net unrealized appreciation (depreciation)	$3,588,941,068
Tax cost	$5,469,831,554

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Fund	3,752,763,022	2,319,894,379

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Fund	16,175,685	-	1,016,477,964	1,016,477,964	1,790,557,386

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Fund	26,276,518	1,467,282,026	2,399,477,110
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Fund	.42
Class K	.34

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Fund	.42
Class K	.34

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Fund	$26,929

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Fund	71,168

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.  Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Fund	Borrower	12,665,000	4.05%	4,270

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Fund	596,856,156	311,030,456	23,393,852
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Fund	4,759
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Fund	7,196	46	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Fund
Distributions to shareholders
Fidelity Fund	$103,761,865	$ -
Class K	3,846,972	-
Total	$107,608,837	$ -
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2025	Year ended June 30, 2025	Six months ended December 31, 2025	Year ended June 30, 2025
Fidelity Fund
Fidelity Fund
Shares sold	17,013,060	29,228,915	$1,866,946,028	$2,644,849,576
Reinvestment of distributions	842,256	-	92,963,395	-
Shares redeemed	(20,283,362)	(35,662,230)	(2,236,569,371)	(3,270,137,564)
Net increase (decrease)	(2,428,046)	(6,433,315)	$(276,659,948)	$(625,287,988)
Class K
Shares sold	75,104	346,185	$8,041,912	$32,047,616
Reinvestment of distributions	34,903	-	3,846,972	-
Shares redeemed	(340,497)	(1,003,321)	(36,896,561)	(91,872,946)
Net increase (decrease)	(230,490)	(657,136)	$(25,007,677)	$(59,825,330)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540016.128
FID-SANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026